Note 14 - Income Taxes - Components of the Net Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued compensation	$ 84	$ 110
Inventory adjustments	276	449
Depreciation and amortization - noncurrent	113	146
Share-based compensation	648	558
Net operating loss and tax credit carryforwards - noncurrent	20,698	17,368
Other	12	34
Gross deferred tax asset	21,831	18,665
Valuation allowance	(21,831)	(18,665)
Net deferred tax asset